Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Compensation of key management personnel
Key management personnel of the Company consists of its directors and executive officers. For the year ended December 31, 2024, the compensation recorded as short-term benefits relating to key management personnel was $6.7 million (year ended December 31, 2023 - $7.3 million). Short-term benefits include salaries and directors' fees, annual bonuses and other benefits. In addition, the Company provides share-based compensation under its RSU, PSU, DSU and stock option plans. For the year ended December 31, 2024, share-based compensation costs relating to key management personnel was $3.2 million (year ended December 31, 2023 - $19.4 million).